share-based compensation	6 Months Ended
Jun. 30, 2020
share-based compensation
share-based compensation

14   share-based compensation

(a)  Details of share-based compensation expense

Reflected in the Consolidated statements of income and other comprehensive income as Employee benefits expense and in the Consolidated statements of cash flows are the following share-based compensation amounts:

Periods ended June 30 (millions)		2020			2019
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense	outflows	adjustment	expense	outflows	adjustment
THREE-MONTH
Restricted share units	(b)	$38	$—	$38	$17	$(1)	$16
Employee share purchase plan	(c)	5	(5)	—	9	(9)	—
Share option awards	(d)	3	—	3	4	—	4
		$46	$(5)	$41	$30	$(10)	$20

SIX-MONTH
Restricted share units	(b)	$60	$—	$60	$40	$(7)	$33
Employee share purchase plan	(c)	14	(14)	—	18	(18)	—
Share option awards	(d)	4	—	4	6	—	6
		$78	$(14)	$64	$64	$(25)	$39

For the three-month and six-month periods ended June 30, 2020, the associated operating cash outflows in respect of restricted share units were net of cash inflows arising from cash-settled equity forward agreements of $1 million (2019 – $2 million) and $2 million (2019 - $3 million), respectively. For the three-month and six-month periods ended June 30, 2020, the income tax benefit arising from share-based compensation was $11 million (2019 - $8 million) and $19 million (2019 - $17 million), respectively.

(b)   Restricted share units

TELUS Corporation restricted share units

We also award restricted share units that largely have the same features as our general restricted share units, but have a variable payout (0% – 200%) that depends upon the achievement of our total customer connections performance condition (with a weighting of 25%) and the total shareholder return on our Common Shares relative to an international peer group of telecommunications companies (with a weighting of 75%). The grant-date fair value of the notional subset of our restricted share units affected by the total customer connections performance condition equals the fair market value of the corresponding Common Shares at the grant date, and thus the notional subset has been included in the presentation of our restricted share units with only service conditions. The estimate, which reflects a variable payout, of the fair value of the notional subset of our restricted share units affected by the relative total shareholder return performance condition is determined using a Monte Carlo simulation. Grants of restricted share units in 2019 are accounted for as equity-settled as that was their expected manner of settlement when granted.

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

	June 30,	December 31,
Number of non-vested restricted share units as at	2020*	2019*
Restricted share units without market performance conditions
Restricted share units with only service conditions	8,930,974	6,186,854
Notional subset affected by total customer connections performance condition	449,850	282,100
	9,380,824	6,468,954
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,349,549	846,298
	10,730,373	7,315,252

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

Periods ended June 30, 2020	Three months			Six months
			Weighted			Weighted
	Number of restricted		average	Number of restricted		average
	share units [1]		grant-date	share units [1]		grant-date
	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of period *
Non-vested	9,060,044	—	$24.06	6,468,954	—	$23.37
Vested	—	12,342	$19.10	—	30,800	$22.02
Issued
Initial award	288,443	—	$22.63	2,910,882	—	$25.40
In lieu of dividends	121,198	308	$21.52	195,615	308	$22.92
Vested	(17,008)	17,008	$24.00	(28,311)	28,311	$23.84
Settled in cash	—	(17,149)	$24.01	—	(46,910)	$23.89
Forfeited and cancelled	(71,853)	—	$24.29	(166,316)	—	$23.80
Outstanding, end of period
Non-vested	9,380,824	—	$23.98	9,380,824	—	$23.98
Vested	—	12,509	$19.15	—	12,509	$19.15
(1)	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

*Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

With respect to 2.9 million TELUS Corporation restricted share units vesting in the year ending December 31, 2020, we have entered into cash-settled equity forward agreements that fix our cost at $24.39 per restricted share unit.

TELUS International (Cda) Inc. restricted share units

We also award restricted share units that largely have the same features as the TELUS Corporation restricted share units, but have a variable payout (0% – 150%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. restricted share units.

Periods ended June 30, 2020	Three months			Six months
	Number of	Weighted		Number of	Weighted
	non-vested	average		non-vested	average
	restricted	grant-date		restricted	grant-date
	share units	fair value		share units	fair value
Outstanding, beginning of period	463,978	US$	27.55	465,245	US$	27.49
Granted	59,929	US$	52.85	59,929	US$	52.85
Forfeited	(1,475)	US$	27.81	(2,742)	US$	27.93
Outstanding, end of period	522,432	US$	30.45	522,432	US$	30.45

(c)   Employee share purchase plan

We have an employee share purchase plan under which eligible employees up to a certain job classification can purchase our Common Shares through regular payroll deductions. In respect of Common Shares held within the employee share purchase plan, Common Share dividends declared during the three-month and six-month periods ended June 30, 2020, of $9 million (2019 - $8 million) and $18 million (2019 – $17 million), respectively, were to be reinvested in Common Shares acquired by the trustee from Treasury, with no discount applicable prior to October 1, 2019; subsequent to that date, a discount was applicable as set out in Note 13(b).

(d)   Share option awards

TELUS Corporation share options

Employees may be granted options to purchase Common Shares at an exercise price equal to the fair market value at the time of grant. Share option awards granted under the plan may be exercised over specific periods not to exceed seven years from the time of grant. No share option awards were granted in fiscal 2019.

These share option awards have a net-equity settlement feature. The optionee does not have the choice of exercising the net-equity settlement feature; it is at our option whether the exercise of a share option award is settled as a share option or settled using the net-equity settlement feature.

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

Periods ended June 30, 2020	Three months		Six months
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price	options	option price [1]
Outstanding, beginning of period*	2,522,700	$21.19	—	$—
Granted	558,600	$22.88	3,081,300	$21.50
Forfeited	(6,300)	$21.19	(6,300)	$21.19
Outstanding, end of period	3,075,000	$21.50	3,075,000	$21.50
(1)	The weighted average remaining contractual life is 6.8 years. No options were exercisable as at the balance sheet date.

*Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

The weighted average fair value of share option awards granted, and the weighted average assumptions used in the fair value estimation at the time of grant, calculated by using the Black-Scholes model (a closed-form option pricing model), are as follows:

Periods ended June 30, 2020	Three months	Six months
Share option award fair value (per share option)	$0.63	$0.65
Risk free interest rate	0.37%	0.97%
Expected lives(1) (years)	4.25	4.25
Expected volatility	12.1%	12.3%
Dividend yield	5.1%	5.4%
(1)	The maximum contractual term of the share option awards granted in 2020 was seven years.

Share option awards have a net-equity settlement feature. The optionee does not have the choice of exercising the net-equity settlement feature; it is at our option whether the exercise of a share option award is settled as a share option or settled using the net-equity settlement feature.

TELUS International (Cda) Inc. share options

Employees may receive equity share options (equity-settled) to purchase TELUS International (Cda) Inc. common shares at a price equal to, or a multiple of, the fair market value at the time of grant and/or phantom share options (cash-settled) that provide them with exposure to TELUS International (Cda) Inc. common share price appreciation. Share option awards granted under the plan may be exercised over specific periods not to exceed ten years from the time of grant. All equity share option awards and most phantom share option awards have a variable payout (0% – 100%)that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non‑market quality-of-service performance conditions.

The following table presents a summary of the activity related to the TELUS International (Cda) Inc. share option plan.

Periods ended June 30, 2020	Three months and six months
	US$ denominated			Canadian $ denominated
Weighted
	Number	average		Number	Share
	of share	option share		of share	option
	options	price [1]		options	price [2]
Outstanding, beginning and end of period	996,620	US$	31.11	53,832	$21.36
(1)	The range of share option prices is US $21.90 – US $40.26 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 7.0 years.
(2)	The weighted average remaining contractual life is 5.9 years.